PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2011	2012
Cost:

Land and buildings	$7,540	$7,723
Machinery and equipment	6,685	4,934
Motor vehicles	1,373	1,652
Promotional displays	2,113	583
Office furniture and equipment	3,249	2,632
Leasehold improvements	570	592

	21,530	18,116
Accumulated depreciation:

Buildings	3,606	3,499
Machinery and equipment	5,996	4,258
Motor vehicles	773	738
Promotional displays	1,928	377
Office furniture and equipment	2,595	1,891
Leasehold improvements	172	231

	15,070	10,994

Property and equipment, net	$6,460	$7,122